Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended																																																																																																																								12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2025
C000050721
Account Value [Line Items]
Accumulated Value	$ 16,253	$ 16,234	$ 16,092	$ 16,033	$ 15,876	$ 15,622	$ 15,647	$ 15,379	$ 15,225	$ 15,135	$ 15,239	$ 15,007	$ 14,792	$ 15,073	$ 14,829	$ 15,123	$ 14,945	$ 14,720	$ 14,388	$ 14,242	$ 14,010	$ 14,278	$ 14,078	$ 14,119	$ 14,070	$ 13,557	$ 12,900	$ 13,093	$ 13,371	$ 13,472	$ 13,348	$ 13,245	$ 13,434	$ 13,281	$ 13,023	$ 13,310	$ 12,755	$ 12,896	$ 12,417	$ 12,245	$ 12,866	$ 13,110	$ 12,607	$ 13,097	$ 13,159	$ 13,588	$ 13,622	$ 13,793	$ 14,059	$ 13,828	$ 13,941	$ 13,823	$ 13,909	$ 13,837	$ 13,775	$ 13,690	$ 13,605	$ 13,435	$ 13,364	$ 13,292	$ 13,312	$ 13,141	$ 12,722	$ 12,748	$ 12,814	$ 12,732	$ 12,463	$ 12,363	$ 12,099	$ 11,626	$ 12,519	$ 12,646	$ 12,585	$ 12,468	$ 12,395	$ 12,341	$ 12,293	$ 12,233	$ 12,175	$ 12,018	$ 12,031	$ 11,920	$ 11,825	$ 11,730	$ 11,467	$ 11,568	$ 11,617	$ 11,705	$ 11,664	$ 11,634	$ 11,503	$ 11,520	$ 11,514	$ 11,505	$ 11,522	$ 11,620	$ 11,545	$ 11,467	$ 11,472	$ 11,422	$ 11,348	$ 11,364	$ 11,279	$ 11,228	$ 11,167	$ 11,103	$ 11,097	$ 11,014	$ 10,964	$ 10,847	$ 10,861	$ 10,898	$ 10,928	$ 10,903	$ 10,749	$ 10,501	$ 10,509	$ 10,401	$ 10,152	$ 10,098
C000050722
Account Value [Line Items]
Accumulated Value	15,212	15,198	15,084	15,031	14,887	14,637	14,663	14,415	14,273	14,192	14,292	14,078	13,879	14,145	13,919	14,213	14,033	13,825	13,515	13,382	13,166	13,435	13,249	13,277	13,233	12,753	12,138	12,323	12,586	12,684	12,570	12,476	12,670	12,515	12,275	12,561	12,027	12,162	11,713	11,553	12,143	12,376	11,903	12,369	12,430	12,838	12,873	13,037	13,291	13,075	13,185	13,077	13,160	13,094	13,039	12,961	12,883	12,725	12,660	12,594	12,615	12,456	12,062	12,089	12,153	12,078	11,825	11,733	11,485	11,038	11,889	12,012	11,956	11,848	11,781	11,732	11,689	11,634	11,593	11,434	11,449	11,346	11,258	11,170	10,933	11,020	11,069	11,155	11,118	11,092	10,970	10,988	10,985	10,979	10,997	11,093	11,023	10,952	10,959	10,913	10,845	10,863	10,783	10,737	10,680	10,622	10,618	10,541	10,496	10,386	10,401	10,439	10,471	10,449	10,304	10,068	10,079	9,977	9,752	9,692
C000174022
Account Value [Line Items]
Accumulated Value	14,842	14,827	14,716	14,665	14,525	14,280	14,305	14,063	13,926	13,846	13,944	13,735	13,541	13,800	13,580	13,867	13,700	13,506	13,212	13,089	12,886	13,144	12,970	13,018	12,984	12,521	11,925	12,114	12,381	12,485	12,381	12,296	12,481	12,350	12,121	12,398	11,892	12,033	11,596	11,433	12,038	12,264	11,816	12,274	12,355	12,756	12,799	12,983	13,231	13,036	13,141	13,041	13,145	13,086	13,038	12,968	12,898	12,748	12,690	12,632	12,661	12,509	12,120	12,156	12,228	12,160	11,913	11,827	11,585	11,130	12,008	12,127	12,090	11,988	11,928	11,886	11,849	11,801	11,755	11,613	11,635	11,538	11,455	11,373	11,127	11,235	11,292	11,387	11,356	11,325	11,219	11,245	11,249	11,238	11,275	11,381	11,317	11,250	11,253	11,224	11,161	11,187	11,101	11,071	11,020	10,966	10,970	10,897	10,857	10,750	10,762	10,808	10,858	10,833	10,690	10,452	10,471	10,372	10,145	10,089
C000050720
Account Value [Line Items]
Accumulated Value	16,350	16,330	16,187	16,126	15,969	15,713	15,720	15,451	15,312	15,205	15,324	15,075	14,875	15,155	14,910	15,204	15,008	14,783	14,449	14,317	14,069	14,352	14,150	14,176	14,141	13,611	12,953	13,160	13,437	13,523	13,399	13,295	13,498	13,344	13,071	13,372	12,815	12,955	12,461	12,288	12,910	13,153	12,648	13,139	13,214	13,629	13,662	13,846	14,098	13,880	13,992	13,861	13,959	13,886	13,824	13,725	13,652	13,482	13,410	13,338	13,344	13,172	12,753	12,791	12,843	12,760	12,503	12,390	12,125	11,652	12,557	12,670	12,621	12,505	12,419	12,364	12,315	12,255	12,208	12,038	12,063	11,940	11,856	11,748	11,497	11,598	11,634	11,733	11,679	11,649	11,529	11,534	11,539	11,518	11,534	11,631	11,567	11,489	11,483	11,431	11,357	11,373	11,287	11,247	11,174	11,110	11,115	11,020	10,970	10,852	10,866	10,903	10,943	10,906	10,752	10,503	10,511	10,402	10,164	10,099
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	12,199	12,217	12,142	12,067	11,936	11,795	11,826	11,647	11,731	11,685	11,681	11,430	11,369	11,558	11,437	11,728	11,573	11,409	11,149	11,044	10,860	11,142	11,040	11,198	11,229	10,815	10,346	10,512	10,786	10,856	10,863	10,902	11,022	10,956	10,684	10,968	10,641	10,689	10,310	10,445	10,917	11,234	10,966	11,141	11,069	11,506	11,835	11,968	12,232	12,263	12,227	12,231	12,337	12,361	12,224	12,139	12,099	12,005	12,156	12,334	12,424	12,406	12,286	12,341	12,348	12,448	12,265	12,188	12,132	11,920	11,990	11,778	11,556	11,564	11,570	11,535	11,597	11,304	11,279	11,139	10,945	10,942	10,736	10,742	10,630	10,438	10,376	10,458	10,526	10,459	10,456	10,469	10,395	10,473	10,406	10,506	10,628	10,580	10,593	10,587	10,638	10,543	10,498	10,509	10,428	10,349	10,354	10,285	10,265	10,250	10,499	10,580	10,586	10,598	10,531	10,345	10,343	10,303	10,210	10,138
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Account Value [Line Items]
Accumulated Value	15,158	15,122	14,962	14,915	14,777	14,514	14,540	14,309	14,268	14,259	14,294	14,009	13,838	14,108	13,939	14,239	14,035	13,783	13,422	13,353	13,119	13,418	13,215	13,299	13,309	12,811	12,216	12,446	12,737	12,830	12,717	12,589	12,799	12,683	12,414	12,722	12,329	12,411	11,923	11,791	12,387	12,759	12,358	12,819	12,739	13,224	13,429	13,582	13,864	13,645	13,724	13,671	13,843	13,817	13,687	13,610	13,507	13,361	13,313	13,388	13,466	13,324	12,869	12,962	13,055	13,015	12,713	12,624	12,421	12,001	12,626	12,732	12,647	12,529	12,491	12,408	12,364	12,198	12,180	11,896	11,898	11,825	11,640	11,538	11,241	11,303	11,235	11,421	11,432	11,368	11,265	11,258	11,235	11,254	11,260	11,447	11,436	11,379	11,350	11,329	11,288	11,225	11,136	11,143	11,018	10,927	10,908	10,772	10,700	10,593	10,760	10,857	10,831	10,798	10,648	10,496	10,479	10,328	10,053	9,985
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Customized Reference Benchmark
Accumulated Value	17,776	17,791	17,701	17,501	17,182	16,937	16,855	16,427	16,203	16,191	16,465	16,278	16,084	16,389	15,989	16,317	16,063	15,789	15,480	15,215	14,819	15,276	15,034	14,942	14,896	14,317	13,518	13,757	14,213	14,346	14,216	13,974	14,062	13,938	13,548	13,901	13,362	13,640	13,084	12,888	13,680	14,132	13,527	14,028	13,957	14,734	14,858	15,111	15,589	15,409	15,409	15,095	15,403	15,284	15,059	14,881	14,816	14,504	14,440	14,467	14,584	14,404	13,854	14,010	14,177	13,955	13,583	13,444	13,212	12,572	13,112	13,272	13,097	12,986	12,851	12,741	12,717	12,549	12,476	12,113	12,194	12,046	11,818	11,710	11,353	11,517	11,399	11,704	11,737	11,572	11,442	11,431	11,293	11,339	11,374	11,579	11,475	11,400	11,306	11,223	11,191	11,111	11,010	10,997	10,893	10,801	10,801	10,625	10,550	10,478	10,535	10,650	10,654	10,658	10,496	10,357	10,300	10,260	9,993	9,947
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Account Value [Line Items]
Accumulated Value	15,158	15,122	14,962	14,915	14,777	14,514	14,540	14,309	14,268	14,259	14,294	14,009	13,838	14,108	13,939	14,239	14,035	13,783	13,422	13,353	13,119	13,418	13,215	13,299	13,309	12,811	12,216	12,446	12,737	12,830	12,717	12,589	12,799	12,683	12,414	12,722	12,329	12,411	11,923	11,791	12,387	12,759	12,358	12,819	12,739	13,224	13,429	13,582	13,864	13,645	13,724	13,671	13,843	13,817	13,687	13,610	13,507	13,361	13,313	13,388	13,466	13,324	12,869	12,962	13,055	13,015	12,713	12,624	12,421	12,001	12,626	12,732	12,647	12,529	12,491	12,408	12,364	12,198	12,180	11,896	11,898	11,825	11,640	11,538	11,241	11,303	11,235	11,421	11,432	11,368	11,265	11,258	11,235	11,254	11,260	11,447	11,436	11,379	11,350	11,329	11,288	11,225	11,136	11,143	11,018	10,927	10,908	10,772	10,700	10,593	10,760	10,857	10,831	10,798	10,648	10,496	10,479	10,328	10,053	9,985
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Customized Reference Benchmark
Accumulated Value	17,776	17,791	17,701	17,501	17,182	16,937	16,855	16,427	16,203	16,191	16,465	16,278	16,084	16,389	15,989	16,317	16,063	15,789	15,480	15,215	14,819	15,276	15,034	14,942	14,896	14,317	13,518	13,757	14,213	14,346	14,216	13,974	14,062	13,938	13,548	13,901	13,362	13,640	13,084	12,888	13,680	14,132	13,527	14,028	13,957	14,734	14,858	15,111	15,589	15,409	15,409	15,095	15,403	15,284	15,059	14,881	14,816	14,504	14,440	14,467	14,584	14,404	13,854	14,010	14,177	13,955	13,583	13,444	13,212	12,572	13,112	13,272	13,097	12,986	12,851	12,741	12,717	12,549	12,476	12,113	12,194	12,046	11,818	11,710	11,353	11,517	11,399	11,704	11,737	11,572	11,442	11,431	11,293	11,339	11,374	11,579	11,475	11,400	11,306	11,223	11,191	11,111	11,010	10,997	10,893	10,801	10,801	10,625	10,550	10,478	10,535	10,650	10,654	10,658	10,496	10,357	10,300	10,260	9,993	9,947
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Account Value [Line Items]
Accumulated Value	15,158	15,122	14,962	14,915	14,777	14,514	14,540	14,309	14,268	14,259	14,294	14,009	13,838	14,108	13,939	14,239	14,035	13,783	13,422	13,353	13,119	13,418	13,215	13,299	13,309	12,811	12,216	12,446	12,737	12,830	12,717	12,589	12,799	12,683	12,414	12,722	12,329	12,411	11,923	11,791	12,387	12,759	12,358	12,819	12,739	13,224	13,429	13,582	13,864	13,645	13,724	13,671	13,843	13,817	13,687	13,610	13,507	13,361	13,313	13,388	13,466	13,324	12,869	12,962	13,055	13,015	12,713	12,624	12,421	12,001	12,626	12,732	12,647	12,529	12,491	12,408	12,364	12,198	12,180	11,896	11,898	11,825	11,640	11,538	11,241	11,303	11,235	11,421	11,432	11,368	11,265	11,258	11,235	11,254	11,260	11,447	11,436	11,379	11,350	11,329	11,288	11,225	11,136	11,143	11,018	10,927	10,908	10,772	10,700	10,593	10,760	10,857	10,831	10,798	10,648	10,496	10,479	10,328	10,053	9,985
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Customized Reference Benchmark
Accumulated Value	17,776	17,791	17,701	17,501	17,182	16,937	16,855	16,427	16,203	16,191	16,465	16,278	16,084	16,389	15,989	16,317	16,063	15,789	15,480	15,215	14,819	15,276	15,034	14,942	14,896	14,317	13,518	13,757	14,213	14,346	14,216	13,974	14,062	13,938	13,548	13,901	13,362	13,640	13,084	12,888	13,680	14,132	13,527	14,028	13,957	14,734	14,858	15,111	15,589	15,409	15,409	15,095	15,403	15,284	15,059	14,881	14,816	14,504	14,440	14,467	14,584	14,404	13,854	14,010	14,177	13,955	13,583	13,444	13,212	12,572	13,112	13,272	13,097	12,986	12,851	12,741	12,717	12,549	12,476	12,113	12,194	12,046	11,818	11,710	11,353	11,517	11,399	11,704	11,737	11,572	11,442	11,431	11,293	11,339	11,374	11,579	11,475	11,400	11,306	11,223	11,191	11,111	11,010	10,997	10,893	10,801	10,801	10,625	10,550	10,478	10,535	10,650	10,654	10,658	10,496	10,357	10,300	10,260	9,993	9,947
17.50% MSCI World High Div (Net) / 60.00% US Agg / 22.50% BBG HY 2% Issuer Capped
Account Value [Line Items]
Accumulated Value	15,158	15,122	14,962	14,915	14,777	14,514	14,540	14,309	14,268	14,259	14,294	14,009	13,838	14,108	13,939	14,239	14,035	13,783	13,422	13,353	13,119	13,418	13,215	13,299	13,309	12,811	12,216	12,446	12,737	12,830	12,717	12,589	12,799	12,683	12,414	12,722	12,329	12,411	11,923	11,791	12,387	12,759	12,358	12,819	12,739	13,224	13,429	13,582	13,864	13,645	13,724	13,671	13,843	13,817	13,687	13,610	13,507	13,361	13,313	13,388	13,466	13,324	12,869	12,962	13,055	13,015	12,713	12,624	12,421	12,001	12,626	12,732	12,647	12,529	12,491	12,408	12,364	12,198	12,180	11,896	11,898	11,825	11,640	11,538	11,241	11,303	11,235	11,421	11,432	11,368	11,265	11,258	11,235	11,254	11,260	11,447	11,436	11,379	11,350	11,329	11,288	11,225	11,136	11,143	11,018	10,927	10,908	10,772	10,700	10,593	10,760	10,857	10,831	10,798	10,648	10,496	10,479	10,328	10,053	9,985
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Customized Reference Benchmark
Accumulated Value	$ 17,776	$ 17,791	$ 17,701	$ 17,501	$ 17,182	$ 16,937	$ 16,855	$ 16,427	$ 16,203	$ 16,191	$ 16,465	$ 16,278	$ 16,084	$ 16,389	$ 15,989	$ 16,317	$ 16,063	$ 15,789	$ 15,480	$ 15,215	$ 14,819	$ 15,276	$ 15,034	$ 14,942	$ 14,896	$ 14,317	$ 13,518	$ 13,757	$ 14,213	$ 14,346	$ 14,216	$ 13,974	$ 14,062	$ 13,938	$ 13,548	$ 13,901	$ 13,362	$ 13,640	$ 13,084	$ 12,888	$ 13,680	$ 14,132	$ 13,527	$ 14,028	$ 13,957	$ 14,734	$ 14,858	$ 15,111	$ 15,589	$ 15,409	$ 15,409	$ 15,095	$ 15,403	$ 15,284	$ 15,059	$ 14,881	$ 14,816	$ 14,504	$ 14,440	$ 14,467	$ 14,584	$ 14,404	$ 13,854	$ 14,010	$ 14,177	$ 13,955	$ 13,583	$ 13,444	$ 13,212	$ 12,572	$ 13,112	$ 13,272	$ 13,097	$ 12,986	$ 12,851	$ 12,741	$ 12,717	$ 12,549	$ 12,476	$ 12,113	$ 12,194	$ 12,046	$ 11,818	$ 11,710	$ 11,353	$ 11,517	$ 11,399	$ 11,704	$ 11,737	$ 11,572	$ 11,442	$ 11,431	$ 11,293	$ 11,339	$ 11,374	$ 11,579	$ 11,475	$ 11,400	$ 11,306	$ 11,223	$ 11,191	$ 11,111	$ 11,010	$ 10,997	$ 10,893	$ 10,801	$ 10,801	$ 10,625	$ 10,550	$ 10,478	$ 10,535	$ 10,650	$ 10,654	$ 10,658	$ 10,496	$ 10,357	$ 10,300	$ 10,260	$ 9,993	$ 9,947